Property, plant and equipment, net	6 Months Ended
Sep. 30, 2012
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
3	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2012	2012	2012
	RMB	RMB	US$

Buildings	150,181	187,558	29,844
Leasehold improvements	42,783	43,970	6,996
Machineries	86,395	91,648	14,582
Motor vehicles	8,939	11,093	1,765
Furniture, fixtures and office equipment	27,500	31,146	4,956
Construction-in-progress	37,010	76,733	12,209
	352,808	442,148	70,352
Less: Accumulated depreciation	(84,946)	(96,869)	(15,413)
Total property, plant and equipment, net	267,862	345,279	54,939

To support the Group's ongoing expansion, the Group made prepayments of RMB25,000 in March 2012 to a third party for the purchase of a property and its associated land use right in the Guangdong province, and included such prepayments in construction-in-progress as of March 31, 2012. Pursuant to the final purchase contract dated June 28, 2012, the total purchase price of the property and land use right is RMB100,000 (US$15,911). The remaining RMB75,000 (US$11,934) was fully paid as of June 30, 2012.

During the six months ended September 30, 2012, part of the property was ready for its intended use and therefore, RMB37,556 (US$5,976) was transferred from construction-in-progress to buildings.

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2011 and 2012 was RMB5,963 and RMB7,160 (US$1,139), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2011 and 2012 was RMB11,912 and RMB13,926 (US$2,216), respectively.

As of March 31, 2012 and September 30, 2012, buildings with a total carrying value of RMB128,890 and RMB125,164 (US$19,915) were collateralized for short-term bank loan of RMB45,000 and RMB50,000 (US$7,956) (see Note 4) respectively.